Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended	32 Months Ended	37 Months Ended	38 Months Ended	43 Months Ended	46 Months Ended	60 Months Ended	65 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000219258 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.85%							0.45%	1.82%
C000225367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.19%							1.37%	1.87%
C000238207 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.20%						8.01%
C000239899 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.03%					6.80%
C000242803 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.40%				6.94%
C000242862 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.32%			2.98%
C000246586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.20%		4.42%
C000255648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.01%	5.91%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	5.27%			3.16%				0.51%	0.86%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.02%	4.25%			4.12%	3.77%	4.25%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%		3.93%
Bloomberg Custom Blend Muni Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Custom Blend Muni Index
Average Annual Return, Percent	5.05%
Bloomberg Municipal 3 10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3-10 Year Index
Average Annual Return, Percent	2.49%							0.82%	0.99%
Bloomberg Custom Blend Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Custom Blend Benchmark
Average Annual Return, Percent	3.86%							1.03%	1.28%
Morningstar LSTA Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA Leveraged Loan Index
Average Annual Return, Percent	4.28%						8.42%
JP Morgan CLOIE AAA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CLOIE AAA Index
Average Annual Return, Percent	5.03%					6.67%
Bloomberg California Municipal 0 2 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal 0-2 Year Index
Average Annual Return, Percent	2.31%			2.95%
J P Morgan CLO High Quality Mezzanine Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CLO High Quality Mezzanine Index
Average Annual Return, Percent	6.33%	6.42%